Employee Retirement Plans - Defined Benefit Plans - Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
U.S. Pension Plans
Funded status of the pension, non-qualified pension and post-retirement benefit plans
Projected benefit obligation	$ 262,560	$ 248,932	$ 268,457
Fair value of plan assets	194,581	187,299	196,061
Underfunded status	(67,979)	(61,633)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	88,066	78,689
Net prior service credits	(323)	(5,468)
Total	87,743	73,221
Amounts to be recognized in the following year as a component of net periodic pension expense
Net actuarial loss (gain)	7,630	6,513
Net prior service credits	(53)	(752)
Total	7,577	5,761
Accumulated benefit obligation	261,880	245,726
Non-U.S. Pension Plans
Funded status of the pension, non-qualified pension and post-retirement benefit plans
Projected benefit obligation	909,385	1,174,603	1,236,543
Fair value of plan assets	786,498	751,878	$ 776,737
Overfunded status	2,493	2,906
Underfunded status	(125,380)	(425,631)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	342,227	173,196
Net prior service credits	(312,834)
Total	29,393	173,196
Amounts to be recognized in the following year as a component of net periodic pension expense
Net actuarial loss (gain)	10,244	2,885
Net prior service credits	(9,795)
Total	449	2,885
Accumulated benefit obligation	$ 904,747	$ 1,166,501